Schedule of Investments
Invesco Senior Loan ETF (BKLN)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-92.97%(a)(b)
Aerospace & Defense-2.73%
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028	$119,974	$119,845,319
TransDigm, Inc., Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025	64,325	63,118,846
				182,964,165
Air Transport-4.59%
AAdvantage Loyalty IP Ltd., Term Loan B (3 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028	65,802	67,734,749
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027	66,556	69,749,120
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027	64,166	67,628,798
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028	102,122	102,150,207
				307,262,874
Automotive-1.17%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.25%)	3.34%	04/30/2026	79,441	78,580,232
Beverage & Tobacco-0.87%
Triton Water Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.00%	03/12/2028	58,139	57,968,016
Building & Development-2.46%
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.84%	08/21/2025	46,083	45,819,435
Pisces Midco, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	03/26/2028	56,925	56,854,341
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027	49,933	49,409,436
White Cap Buyer LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027	12,689	12,667,142
				164,750,354
Business Equipment & Services-9.73%
Allied Universal Holdco LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028	73,454	72,935,333
Asurion LLC
Second Lien Term Loan B-4 (1 mo. USD LIBOR + 5.25%)	5.34%	01/15/2029	45,000	44,627,400
Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	3.34%	12/31/2026	71,919	70,930,587
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	06/21/2024	60,570	59,836,764
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024	74,013	73,922,859
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026	61,349	60,812,512
Endure Digital, Inc. (Eagle Company), Term Loan B (3 mo. USD LIBOR + 3.50%)	4.25%	02/01/2028	35,885	35,234,584
Genesys Telecom Holdings, U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/01/2027	59,543	59,530,408
Mitchell International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	10/01/2028	20,000	19,769,400
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026	38,135	37,999,830
Solera, Term Loan B (3 mo. USD LIBOR + 4.00%)	4.50%	06/02/2028	75,054	74,866,458
Trans Union LLC
First Lien Term Loan(c)	-	11/30/2028	19,986	19,892,805
Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.84%	11/16/2026	7,109	7,016,836
West Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024	14,890	14,232,554
				651,608,330
Cable & Satellite Television-6.05%
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.85%	04/30/2025	8,390	8,361,595
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.85%	02/01/2027	109,179	107,999,634
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	2.34%	07/17/2025	80,594	79,183,163
Term Loan (1 mo. USD LIBOR + 2.50%)	2.59%	04/15/2027	49,922	49,061,841
Numericable-SFR S.A., Incremental Term Loan B-13 (France) (2 mo. USD LIBOR + 4.00%)	4.12%	08/14/2026	31,863	31,671,704
Telenet - LG, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.09%	04/15/2028	23,470	23,065,407
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	2.59%	01/31/2028	60,660	59,939,598
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.59%	04/15/2028	46,329	45,717,888
				405,000,830
Chemicals & Plastics-1.10%
AkzoNobel Chemicals, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/01/2025	74,502	73,679,612
Containers & Glass Products-1.07%
Berry Global, Inc., Term Loan Z (2 mo. USD LIBOR + 1.75%)	1.86%	07/01/2026	72,494	71,860,004
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs-4.58%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.63%	05/04/2025	$56,701	$55,744,614
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027	54,851	53,883,702
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/21/2028	66,567	66,526,102
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.50%	01/13/2028	66,679	66,611,114
Valeant Pharmaceuticals International, Inc., Term Loan (Canada) (3 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025	64,015	63,509,651
				306,275,183
Electronics & Electrical-13.20%
Boxer Parent Co., Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	3.88%	10/02/2025	64,561	63,985,996
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	04/06/2026	56,012	54,647,084
CoreLogic, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/09/2028	80,680	79,873,200
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024	72,224	71,689,434
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024	54,098	54,066,826
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.84%	08/28/2027	3,672	3,655,197
MA FinanceCo. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.75%)	2.84%	06/21/2024	7,434	7,374,988
McAfee Enterprise, Term Loan B (3 mo. USD LIBOR + 5.00%)	5.75%	05/03/2028	19,922	19,656,859
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	09/30/2024	42,593	42,589,528
Micro Holding L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	09/13/2024	56,700	55,955,607
MKS Instruments, Inc., Term Loan B (c)	-	11/01/2028	28,717	28,650,277
Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	3.75%	06/10/2028	21,621	21,443,587
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028	60,213	59,738,629
Seattle Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	2.84%	06/21/2024	50,191	49,789,718
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.85%	06/30/2026	52,441	51,925,725
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026	31,514	31,413,226
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026	103,113	102,734,161
Western Digital Corp., Term Loan A-1 (3 mo. USD LIBOR + 1.50%)	1.59%	02/27/2023	84,205	84,441,659
				883,631,701
Financial Intermediaries-0.98%
Citadel Advisors Holdings L.P., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.59%	02/15/2028	65,825	65,248,858
Food Products-0.82%
Froneri International PLC, Term Loan B-2 (United Kingdom) (1 mo. USD LIBOR + 2.25%)	2.34%	01/29/2027	56,032	54,896,477
Food Service-3.04%
IRB Holding Corp.
First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027	43,556	43,447,187
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.75%	02/05/2025	68,333	67,960,968
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026	93,779	91,825,188
				203,233,343
Health Care-14.78%
athenahealth, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	4.25%	02/11/2026	103,521	103,560,013
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.84%	08/12/2026	56,742	56,189,086
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	07/30/2027	91,684	90,406,600
Envision Healthcare Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	10/10/2025	119,618	90,494,529
Gainwell Holding Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027	89,045	89,100,785
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028	19,545	19,508,799
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028	78,448	78,301,224
LifePoint Health, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	11/16/2025	69,977	69,491,979
Mozart Debt Merger Sub, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	10/01/2028	110,523	110,262,470
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028	63,611	63,523,408
PAREXEL International Corp., Term Loan B (c)	-	08/31/2028	15,913	15,870,428
Sunshine Luxembourg VII S.a.r.l., Term Loan (Switzerland) (3 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026	67,761	67,634,246
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	02/06/2024	57,139	54,424,975
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025	80,802	80,791,546
				989,560,088
Industrial Equipment-0.88%
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027	58,990	58,893,370
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance-3.59%
Acrisure LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.63%	01/31/2027	$76,410	$74,785,988
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028	5,940	5,866,243
HUB International Ltd.
Incremental Term Loan B-3(c)	-	04/25/2025	18,375	18,324,438
Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	04/25/2025	68,422	67,267,187
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025	21,065	20,683,102
USI, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.13%	05/16/2024	53,871	53,423,965
				240,350,923
Leisure Goods, Activities & Movies-3.52%
Alpha Topco Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024	63,052	62,760,254
Crown Finance US, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025	59,208	48,113,091
UFC Holdings LLC, Term Loan B-3 (3 mo. USD LIBOR + 2.75%)	3.50%	04/29/2026	63,650	62,814,909
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	2.85%	05/16/2025	63,185	62,039,726
				235,727,980
Lodging & Casinos-4.57%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024	96,121	95,292,184
Golden Nugget, Inc., Term Loan B (3 mo. USD LIBOR + 2.50%)	3.25%	10/04/2023	51,051	50,716,598
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.84%	06/22/2026	51,005	50,359,404
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.84%	08/14/2024	77,908	77,437,278
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	2.38%	07/21/2026	32,575	32,396,326
				306,201,790
Oil & Gas-0.43%
Blackstone CQP Holdco, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	05/26/2028	28,878	28,798,520
Radio & Television-2.13%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.35%	08/24/2026	64,116	27,353,492
Directv Financing LLC, Term Loan B (3 mo. USD LIBOR + 5.00%)	5.75%	07/25/2027	57,793	57,766,540
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.59%	09/18/2026	57,805	57,484,765
				142,604,797
Rail Industries-0.81%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	2.13%	12/30/2026	54,571	54,158,757
Retailers (except Food & Drug)-2.96%
Bass Pro Group LLC, Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	4.50%	03/06/2028	98,866	98,989,424
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/15/2027	67,268	66,780,585
PetSmart, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028	7,838	7,815,400
Pilot Travel Centers LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	07/31/2028	25,000	24,812,500
				198,397,909
Telecommunications-4.58%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/15/2027	105,250	103,309,299
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027	68,639	67,105,919
Rackspace Hosting, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.75%)	3.50%	02/15/2028	1,970	1,945,090
Radiate Holdco LLC, Term Loan B (c)	-	09/25/2026	23,540	23,374,733
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.85%	04/11/2025	23,512	23,255,332
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027	89,602	87,777,628
				306,768,001
Utilities-2.33%
Brookfield WEC Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025	64,451	63,702,884
Pacific Gas and Electric Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	3.50%	07/01/2025	39,909	39,503,425
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	12/31/2025	52,931	52,452,811
				155,659,120
Total Variable Rate Senior Loan Interests (Cost $6,237,334,786)				6,224,081,234
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-3.41%
Aerospace & Defense-0.19%
TransDigm, Inc.(d)	6.25%	03/15/2026	$12,081	$12,551,434
Airlines-0.29%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)	5.50%	04/20/2026	7,296	7,466,799
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)	5.75%	04/20/2029	4,378	4,575,010
United Airlines, Inc.(d)	4.38%	04/15/2026	1,895	1,906,228
United Airlines, Inc.(d)	4.63%	04/15/2029	5,478	5,455,979
				19,404,016
Commercial Services & Supplies-0.34%
ADT Security Corp. (The)(d)	4.13%	08/01/2029	6,796	6,569,693
Prime Security Services Borrower LLC/Prime Finance, Inc.(d)	5.75%	04/15/2026	15,160	16,066,265
				22,635,958
Diversified Telecommunication Services-0.63%
Altice France S.A. (France)(d)	5.13%	07/15/2029	16,405	15,625,763
Altice France S.A. (France)(d)	5.50%	10/15/2029	3,615	3,495,524
CommScope, Inc.(d)	6.00%	03/01/2026	7,690	7,877,482
CommScope, Inc.(d)	4.75%	09/01/2029	3,634	3,521,873
Lumen Technologies, Inc.(d)	4.00%	02/15/2027	3,000	2,984,460
Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	9,000	8,595,000
				42,100,102
Electric Utilities-0.29%
PG&E Corp.	5.00%	07/01/2028	9,000	9,283,230
PG&E Corp.	5.25%	07/01/2030	7,000	7,186,690
Vistra Operations Co. LLC(d)	4.30%	07/15/2029	3,000	3,216,491
				19,686,411
Food & Staples Retailing-0.04%
PetSmart, Inc./PetSmart Finance Corp.(d)	4.75%	02/15/2028	2,369	2,401,455
Health Care Equipment & Supplies-0.15%
Mozart Debt Merger Sub, Inc.(d)	3.88%	04/01/2029	10,000	9,890,150
Hotels, Restaurants & Leisure-0.51%
1011778 BC ULC/New Red Finance, Inc. (Canada)(d)	3.88%	01/15/2028	16,000	15,818,480
1011778 BC ULC/New Red Finance, Inc. (Canada)(d)	3.50%	02/15/2029	5,000	4,815,275
Caesars Resort Collection LLC/CRC Finco, Inc.(d)	5.75%	07/01/2025	3,000	3,119,805
Scientific Games International, Inc.(d)	5.00%	10/15/2025	9,900	10,171,508
				33,925,068
Insurance-0.10%
Acrisure LLC/Acrisure Finance, Inc.(d)	4.25%	02/15/2029	7,282	6,802,043
Interactive Media & Services-0.20%
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)	5.38%	08/15/2026	2,241	997,099
Rackspace Technology Global, Inc.(d)	3.50%	02/15/2028	13,000	12,208,690
				13,205,789
Machinery-0.04%
TK Elevator US Newco, Inc. (Germany)(d)	5.25%	07/15/2027	3,000	3,055,395
Media-0.31%
Virgin Media Secured Finance PLC (United Kingdom)(d)	4.50%	08/15/2030	12,000	11,784,540
Ziggo B.V. (Netherlands)(d)	5.50%	01/15/2027	6,000	6,185,040
Ziggo B.V. (Netherlands)(d)	4.88%	01/15/2030	3,000	3,040,635
				21,010,215
Pharmaceuticals-0.04%
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(d)	4.13%	04/30/2028	2,832	2,830,428
Real Estate Management & Development-0.16%
Cushman & Wakefield US Borrower LLC(d)	6.75%	05/15/2028	10,000	10,715,350
Specialty Retail-0.09%
Dell International LLC/EMC Corp.	5.30%	10/01/2029	5,000	5,932,304
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Technology Hardware, Storage & Peripherals-0.03%
Western Digital Corp.	4.75%	02/15/2026	$2,000	$2,162,410
Total U.S. Dollar Denominated Bonds & Notes (Cost $231,917,948)				228,308,528
			Shares
Money Market Funds-9.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $622,166,217)			622,166,217	622,166,217
TOTAL INVESTMENTS IN SECURITIES-105.67% (Cost $7,091,418,951)				7,074,555,979
OTHER ASSETS LESS LIABILITIES-(5.67)%				(379,879,402)
NET ASSETS-100.00%				$6,694,676,577

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after November 30, 2021, at which time the interest rate will be determined.
(d)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $203,743,894, which represented 3.04% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$446,146,569	$1,705,248,591	$(1,529,228,943)	$-	$-	$622,166,217	$42,296

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$6,224,081,234	$-	$6,224,081,234
U.S. Dollar Denominated Bonds & Notes	-	228,308,528	-	228,308,528
Money Market Funds	622,166,217	-	-	622,166,217
Total Investments	$622,166,217	$6,452,389,762	$-	$7,074,555,979